Loans and ACL (Analysis of the Allowance for Credit Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Provision (Benefit)	$ 572	$ 428	$ 251
Commercial | Commercial and industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	466	421	454
Charge-Offs	(128)	(81)	(131)
Recoveries	40	37	42
Provision (Benefit)	122	89	56
Other	0	0	0
Ending Balance	500	466	421
Commercial | CRE-income producing properties
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	135	162	149
Charge-Offs	(8)	(20)	(31)
Recoveries	8	7	14
Provision (Benefit)	(18)	(14)	30
Other	0	0	0
Ending Balance	117	135	162
Commercial | CRE-construction and development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	37	48	76
Charge-Offs	(1)	(4)	(11)
Recoveries	11	11	19
Provision (Benefit)	(22)	(18)	(36)
Other	0	0	0
Ending Balance	25	37	48
Commercial | Dealer floor plan
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	8	10	8
Charge-Offs	0	0	0
Recoveries	0	0	0
Provision (Benefit)	3	(2)	2
Other	0	0	0
Ending Balance	11	8	10
Commercial | Other lending subsidiaries
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	22	21	15
Charge-Offs	(22)	(9)	(8)
Recoveries	6	3	3
Provision (Benefit)	23	7	11
Other	0	0	0
Ending Balance	29	22	21
Retail | Direct retail lending
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	105	110	209
Charge-Offs	(53)	(54)	(69)
Recoveries	26	29	29
Provision (Benefit)	25	20	26
Other	0	0	(85)
Ending Balance	103	105	110
Retail | Revolving credit
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	104	110	115
Charge-Offs	(69)	(70)	(71)
Recoveries	20	20	19
Provision (Benefit)	51	44	47
Other	0	0	0
Ending Balance	106	104	110
Retail | Residential mortgage-nonguaranteed
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	194	217	269
Charge-Offs	(35)	(40)	(82)
Recoveries	3	3	7
Provision (Benefit)	24	14	(62)
Other	0	0	85
Ending Balance	186	194	217
Retail | Residential mortgage-government guaranteed
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	23	36	62
Charge-Offs	(5)	(6)	(2)
Recoveries	0	0	0
Provision (Benefit)	23	(7)	(24)
Other	0	0	0
Ending Balance	41	23	36
Retail | Sales finance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	40	40	37
Charge-Offs	(29)	(26)	(23)
Recoveries	12	9	9
Provision (Benefit)	15	17	17
Other	0	0	0
Ending Balance	38	40	40
Retail | Other lending subsidiaries
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	265	235	224
Charge-Offs	(336)	(277)	(261)
Recoveries	43	33	30
Provision (Benefit)	317	274	242
Other	0	0	0
Ending Balance	289	265	235
PCI
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	61	64	114
Charge-Offs	(15)	(1)	(21)
Recoveries	0	0	0
Provision (Benefit)	(2)	(2)	(29)
Other	0	0	0
Ending Balance	44	61	64
ALLL
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,460	1,474	1,732
Charge-Offs	(701)	(588)	(710)
Recoveries	169	152	172
Provision (Benefit)	561	422	280
Other	0	0	0
Ending Balance	1,489	1,460	1,474
RUFC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	90	60	89
Charge-Offs	0	0	0
Recoveries	0	0	0
Provision (Benefit)	11	6	(29)
Other	9	24	0
Ending Balance	110	90	60
ACL
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,550	1,534	1,821
Charge-Offs	(701)	(588)	(710)
Recoveries	169	152	172
Provision (Benefit)	572	428	251
Other	9	24	0
Ending Balance	$ 1,599	$ 1,550	$ 1,534